Distribution Date:	02/16/24	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18-20		David Rodgers	(212) 230-9025
Principal Prepayment Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26-27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30-31
Interest Shortfall Detail - Collateral Level	32
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	13,405,857.00	2,065,657.30	37,156.57	0.00	0.00	2,102,813.87	11,340,199.70	44.59%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	190,360,342.98	0.00	514,924.73	0.00	0.00	514,924.73	190,360,342.98	44.59%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	333,319,000.00	0.00	979,402.33	0.00	0.00	979,402.33	333,319,000.00	44.59%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00	35.07%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00	27.65%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00	16.41%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	174,251.46	0.00	0.00	174,251.46	64,339,000.00	9.75%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	90,526.72	0.00	0.00	90,526.72	36,765,000.00	5.94%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	0.00	0.00	0.00	0.00	25,736,000.00	3.28%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	31,653,379.54	0.00	0.00	0.00	0.00	0.00	31,653,379.54	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	27,145,304.24	48,809.34	90,235.52	0.00	0.00	139,044.86	27,096,494.90	68.28%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	18,181,889.53	32,692.43	66,424.50	0.00	0.00	99,116.93	18,149,197.10	47.04%	47.04%
LNC-3	61764PBE1	4.749500%	21,018,000.00	18,614,074.74	33,469.54	73,672.96	0.00	0.00	107,142.50	18,580,605.20	25.29%	25.29%
LNC-4	61764PBG6	4.749500%	24,440,000.00	21,644,684.82	38,918.81	85,667.86	0.00	0.00	124,586.67	21,605,766.01	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	1,053,225,532.85	2,219,547.42	3,006,264.83	0.00	0.00	5,225,812.25	1,051,005,985.43

X-A	61764PBV3	0.949967%	1,121,332,000.00	628,998,199.98	0.00	497,939.78	0.00	0.00	497,939.78	626,932,542.68
X-B	61764PAA0	0.431680%	71,692,000.00	71,692,000.00	0.00	25,790.00	0.00	0.00	25,790.00	71,692,000.00
X-C	61764PAC6	0.431680%	108,456,000.00	108,456,000.00	0.00	39,015.23	0.00	0.00	39,015.23	108,456,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 33

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.181680%	64,339,000.00	64,339,000.00	0.00	63,356.75	0.00	0.00	63,356.75	64,339,000.00
X-E	61764PAG7	1.181680%	36,765,000.00	36,765,000.00	0.00	36,203.72	0.00	0.00	36,203.72	36,765,000.00
X-F	61764PAJ1	1.181680%	25,736,000.00	25,736,000.00	0.00	25,343.10	0.00	0.00	25,343.10	25,736,000.00
X-G	61764PAL6	1.181680%	42,279,820.00	31,653,379.54	0.00	31,170.14	0.00	0.00	31,170.14	31,653,379.54
LNC-X	61764PBN1	0.602055%	51,181,000.00	45,327,193.78	0.00	22,741.24	0.00	0.00	22,741.24	45,245,692.00
Notional SubTotal			1,521,780,820.00	1,012,966,773.30	0.00	741,559.96	0.00	0.00	741,559.96	1,010,819,614.22

Deal Distribution Total					2,219,547.42	3,747,824.79	0.00	0.00	5,967,372.21

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	120.12416667	18.50947401	0.33294418	0.00000000	0.00000000	0.00000000	0.00000000	18.84241819	101.61469265
A-3	61764PBT8	793.16809575	0.00000000	2.14551971	0.00000000	0.00000000	0.00000000	0.00000000	2.14551971	793.16809575
A-4	61764PBU5	1,000.00000000	0.00000000	2.93833334	0.00000000	0.00000000	0.00000000	0.00000000	2.93833334	1,000.00000000
A-S	61764PBW1	1,000.00000000	0.00000000	3.19333337	0.00000000	0.00000000	0.00000000	0.00000000	3.19333337	1,000.00000000
B	61764PBX9	1,000.00000000	0.00000000	3.33333329	0.00000000	0.00000000	0.00000000	0.00000000	3.33333329	1,000.00000000
C	61764PBZ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	2.70833336	0.00000000	0.00000000	0.00000000	0.00000000	2.70833336	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	2.46230709	0.24602611	1.15573154	0.00000000	0.00000000	2.46230709	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	0.00000000	2.70833346	27.63054942	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764PAU6	748.66400898	0.00000000	0.00000000	2.02763162	63.89398820	0.00000000	0.00000000	0.00000000	748.66400898
LNC-1	61764PBA9	885.62540341	1.59242243	2.94396659	0.00000000	0.00000000	0.00000000	0.00000000	4.53638902	884.03298098
LNC-2	61764PBC5	885.62540331	1.59242231	3.23548466	0.00000000	0.00000000	0.00000000	0.00000000	4.82790697	884.03298100
LNC-3	61764PBE1	885.62540394	1.59242269	3.50523171	0.00000000	0.00000000	0.00000000	0.00000000	5.09765439	884.03298125
LNC-4	61764PBG6	885.62540180	1.59242267	3.50523159	0.00000000	0.00000000	0.00000000	0.00000000	5.09765426	884.03297913
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	560.93841965	0.00000000	0.44406097	0.00000000	0.00000000	0.00000000	0.00000000	0.44406097	559.09627361
X-B	61764PAA0	1,000.00000000	0.00000000	0.35973330	0.00000000	0.00000000	0.00000000	0.00000000	0.35973330	1,000.00000000
X-C	61764PAC6	1,000.00000000	0.00000000	0.35973326	0.00000000	0.00000000	0.00000000	0.00000000	0.35973326	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	0.98473321	0.00000000	0.00000000	0.00000000	0.00000000	0.98473321	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	0.98473331	0.00000000	0.00000000	0.00000000	0.00000000	0.98473331	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	0.98473345	0.00000000	0.00000000	0.00000000	0.00000000	0.98473345	1,000.00000000
X-G	61764PAL6	748.66400898	0.00000000	0.73723445	0.00000000	0.00000000	0.00000000	0.00000000	0.73723445	748.66400898
LNC-X	61764PBN1	885.62540357	0.00000000	0.44432973	0.00000000	0.00000000	0.00000000	0.00000000	0.44432973	884.03298099

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	37,156.57	0.00	37,156.57	0.00	0.00	0.00	37,156.57	0.00
A-3	01/01/24 - 01/30/24	30	0.00	514,924.73	0.00	514,924.73	0.00	0.00	0.00	514,924.73	0.00
A-4	01/01/24 - 01/30/24	30	0.00	979,402.33	0.00	979,402.33	0.00	0.00	0.00	979,402.33	0.00
X-A	01/01/24 - 01/30/24	30	0.00	497,939.78	0.00	497,939.78	0.00	0.00	0.00	497,939.78	0.00
X-B	01/01/24 - 01/30/24	30	0.00	25,790.00	0.00	25,790.00	0.00	0.00	0.00	25,790.00	0.00
X-C	01/01/24 - 01/30/24	30	0.00	39,015.23	0.00	39,015.23	0.00	0.00	0.00	39,015.23	0.00
X-D	01/01/24 - 01/30/24	30	0.00	63,356.75	0.00	63,356.75	0.00	0.00	0.00	63,356.75	0.00
X-E	01/01/24 - 01/30/24	30	0.00	36,203.72	0.00	36,203.72	0.00	0.00	0.00	36,203.72	0.00
X-F	01/01/24 - 01/30/24	30	0.00	25,343.10	0.00	25,343.10	0.00	0.00	0.00	25,343.10	0.00
X-G	01/01/24 - 01/30/24	30	0.00	31,170.14	0.00	31,170.14	0.00	0.00	0.00	31,170.14	0.00
A-S	01/01/24 - 01/30/24	30	0.00	293,508.85	0.00	293,508.85	0.00	0.00	0.00	293,508.85	0.00
B	01/01/24 - 01/30/24	30	0.00	238,973.33	0.00	238,973.33	0.00	0.00	0.00	238,973.33	0.00
C	01/01/24 - 01/30/24	30	0.00	361,520.00	0.00	361,520.00	0.00	0.00	0.00	361,520.00	0.00
D	01/01/24 - 01/30/24	30	0.00	174,251.46	0.00	174,251.46	0.00	0.00	0.00	174,251.46	0.00
E	01/01/24 - 01/30/24	30	33,445.32	99,571.88	0.00	99,571.88	9,045.15	0.00	0.00	90,526.72	42,490.47
F	01/01/24 - 01/30/24	30	641,398.15	69,701.67	0.00	69,701.67	69,701.67	0.00	0.00	0.00	711,099.82
G	01/01/24 - 01/30/24	30	2,615,698.42	85,727.90	0.00	85,727.90	85,727.90	0.00	0.00	0.00	2,701,426.32
LNC-1	01/01/24 - 01/30/24	30	0.00	90,235.52	0.00	90,235.52	0.00	0.00	0.00	90,235.52	0.00
LNC-2	01/01/24 - 01/30/24	30	0.00	66,424.50	0.00	66,424.50	0.00	0.00	0.00	66,424.50	0.00
LNC-3	01/01/24 - 01/30/24	30	0.00	73,672.96	0.00	73,672.96	0.00	0.00	0.00	73,672.96	0.00
LNC-4	01/01/24 - 01/30/24	30	0.00	85,667.86	0.00	85,667.86	0.00	0.00	0.00	85,667.86	0.00
LNC-X	01/01/24 - 01/30/24	30	0.00	22,741.24	0.00	22,741.24	0.00	0.00	0.00	22,741.24	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,290,541.89	3,912,299.52	0.00	3,912,299.52	164,474.72	0.00	0.00	3,747,824.79	3,455,016.61

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	272,061,000.00	0.00	894,002.18	0.00	0.00	894,002.18	272,061,000.00

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

	Additional Information
Total Available Distribution Amount (1)	5,967,372.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,059,167.39	Master Servicing Fee	12,333.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,039.76
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	453.47
ARD Interest	0.00	Trust Advisor Fee	1,421.63
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,059,167.39	Total Fees	16,457.91

Principal		Expenses/Reimbursements
Scheduled Principal	2,219,547.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	140,230.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,657.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	586.11
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,219,547.42	Total Expenses/Reimbursements	164,474.72

		Interest Reserve Deposit	130,409.98

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,747,824.79
Excess Liquidation Proceeds	0.00	Principal Distribution	2,219,547.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,967,372.21
Total Funds Collected	6,278,714.81	Total Funds Distributed	6,278,714.82

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	967,639,579.70	967,639,579.70	Beginning Certificate Balance	1,053,225,532.85
(-) Scheduled Principal Collections	2,065,657.30	2,065,657.30	(-) Principal Distributions	2,219,547.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	965,573,922.40	965,573,922.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	972,678,058.07	972,678,058.07	Ending Certificate Balance	1,051,005,985.43
Ending Actual Collateral Balance	970,806,250.87	970,806,250.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP
10,000,000 or less	28	136,618,378.93	14.15%	8	4.6075	1.458374	1.30 or less	14	174,341,801.36	18.06%	12	4.5514	0.457797
10,000,001 to 20,000,000	7	101,049,426.67	10.47%	11	4.5452	1.852206	1.31 to 1.40	1	2,550,550.58	0.26%	10	4.6600	1.398600
20,000,001 to 30,000,000	3	76,343,267.65	7.91%	17	4.5790	1.971109	1.41 to 1.50	4	17,763,106.34	1.84%	9	4.6943	1.466585
30,000,001 to 40,000,000	2	63,058,444.00	6.53%	9	4.4781	1.312157	1.51 to 1.60	3	27,296,662.16	2.83%	19	4.6856	1.528347
40,000,001 to 50,000,000	1	42,541,773.35	4.41%	10	4.4900	0.051600	1.61 to 1.70	3	71,107,286.66	7.36%	10	4.5052	1.659345
50,000,001 to 60,000,000	4	219,589,089.17	22.74%	8	3.8475	2.248212	1.71 to 1.80	1	4,188,177.04	0.43%	8	4.6100	1.773800
60,000,001 to 70,000,000	2	128,340,234.36	13.29%	10	4.6150	2.477849	1.81 to 1.90	3	130,201,146.39	13.48%	9	4.2657	1.868397
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	44,651,748.59	4.62%	8	4.6194	1.983295
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	2	30,814,382.83	3.19%	8	4.3758	2.003257
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	2	16,240,255.95	1.68%	6	4.3624	2.135282
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	1	5,625,599.74	0.58%	8	4.5000	2.238600
Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288	2.31 to 2.40	1	2,146,908.28	0.22%	10	4.8500	2.341000
							2.41 to 2.70	4	87,746,442.35	9.09%	7	3.8184	2.473793
							2.71 to 2.80	1	2,242,739.39	0.23%	8	5.0500	2.709600
							2.81 to 2.90	3	78,545,081.71	8.13%	7	3.7600	2.871045
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	1	61,882,308.82	6.41%	10	4.7600	3.353700
							3.71 or greater	1	10,196,415.94	1.06%	10	5.2200	5.385000
							Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 33

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	198,033,308.27	20.51%	8	4.7901	NAP	Totals	96	965,573,922.40	100.00%	9	4.4507	1.801288
Alabama	1	2,578,941.48	0.27%	10	4.6600	1.607000
									Property Type³
Arizona	2	31,151,748.59	3.23%	8	4.7015	1.987800
Arkansas	1	472,994.80	0.05%	8	5.0500	2.709600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	5	104,317,771.31	10.80%	14	4.5566	1.972458		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	1	2,600,000.00	0.27%	9	4.1800	2.826500	Defeased	29	198,033,308.27	20.51%	8	4.7901	NAP
Florida	9	90,272,740.87	9.35%	9	4.1742	1.988751	Lodging	11	106,843,000.89	11.07%	8	4.6874	2.143632
Georgia	3	12,081,835.89	1.25%	9	4.6373	1.999878	Mixed Use	2	18,275,022.89	1.89%	9	4.4457	1.524427
Illinois	5	135,132,460.08	14.00%	7	3.6644	2.170578	Multi-Family	8	212,946,572.67	22.05%	9	4.5452	1.806701
Kentucky	2	59,368,329.33	6.15%	8	4.4019	1.817425	Office	8	261,293,224.00	27.06%	8	3.9397	2.178289
Louisiana	2	4,089,456.25	0.42%	9	5.1683	0.069744	Retail	38	168,182,793.65	17.42%	14	4.5757	1.324274
Maryland	1	5,625,599.74	0.58%	8	4.5000	2.238600	Totals	96	965,573,922.40	100.00%	9	4.4507	1.801288
Missouri	2	1,937,563.82	0.20%	8	4.2508	2.587200
Nevada	2	13,497,776.42	1.40%	8	4.8468	1.522847
New York	4	149,894,188.58	15.52%	10	4.6137	2.362341
North Carolina	3	10,292,087.10	1.07%	7	4.4756	(0.034167)
Ohio	5	9,628,772.54	1.00%	9	4.7008	2.016109
Oklahoma	2	1,663,595.08	0.17%	8	4.2508	2.587200
Oregon	1	5,398,073.46	0.56%	9	4.6700	0.565200
Pennsylvania	1	4,188,177.04	0.43%	8	4.6100	1.773800
Puerto Rico	1	10,196,415.94	1.06%	10	5.2200	5.385000
South Carolina	2	9,488,003.03	0.98%	7	4.5000	0.363370
Texas	5	69,587,160.74	7.21%	9	4.3481	0.503665
Virginia	6	15,576,922.02	1.61%	26	4.7819	1.799060
Washington	1	18,500,000.00	1.92%	8	4.5900	0.017700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP
	3.500% or less	2	108,300,589.80	11.22%	6	3.4500	2.641911	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	21	416,012,675.02	43.08%	9	4.3599	1.520871	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	20	225,186,345.66	23.32%	13	4.7428	2.005272	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	4	18,041,003.65	1.87%	9	5.1809	3.499360	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	47	767,540,614.13	79.49%	10	4.3632	1.867672
	Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288	Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP
	60 months or less	47	767,540,614.13	79.49%	10	4.3632	1.867672	Interest Only	4	51,502,000.00	5.33%	8	4.4160	1.515268
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	14	73,770,970.50	7.64%	9	4.6798	1.880093
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	29	642,267,643.63	66.52%	10	4.3226	1.894504
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	198,033,308.27	20.51%	8	4.7901	NAP			No outstanding loans in this group
Underwriter's Information		1	54,150,294.90	5.61%	6	3.4500	2.866722
	12 months or less	42	613,342,049.97	63.52%	10	4.5325	1.811506
	13 to 24 months	4	100,048,269.26	10.36%	7	3.8195	1.671268
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	965,573,922.40	100.00%	9	4.4507	1.801288
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 33

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	302651002	OF	Chicago	IL	Actual/360	3.450%	161,519.11	217,988.40	0.00	N/A	08/10/24	--	54,368,283.30	54,150,294.90	02/10/24
2A	302651102	OF	Chicago	IL	Actual/360	3.450%	161,519.11	217,988.40	0.00	N/A	08/10/24	--	54,368,283.30	54,150,294.90	02/10/24
4	303031004	MF	Long Island City	NY	Actual/360	4.480%	256,841.89	119,753.86	0.00	N/A	12/01/24	--	66,577,679.40	66,457,925.54	02/01/24
5	453000205	MF	Long Island City	NY	Actual/360	4.760%	254,105.61	111,469.57	0.00	N/A	12/04/24	--	61,993,778.39	61,882,308.82	02/04/24
6	303031006	OF	Fort Lauderdale	FL	Actual/360	4.080%	202,733.50	91,310.22	0.00	N/A	12/01/24	--	57,704,033.35	57,612,723.13	02/01/24
7	300801108	OF	Louisville	KY	Actual/360	4.400%	203,699.02	86,429.33	0.00	N/A	10/01/24	--	53,762,205.57	53,675,776.24	02/01/24
8	300801056	LO	Paradise Island	BS	Actual/360	5.373%	229,432.47	78,483.14	0.00	N/A	07/01/24	03/01/24	49,588,257.39	49,509,774.25	02/01/24
9	300801161	RT	Various	Various	Actual/360	4.490%	164,851.23	95,229.09	0.00	N/A	12/01/24	--	42,637,002.44	42,541,773.35	04/01/22
10	303031010	LO	Chandler	AZ	Actual/360	4.702%	126,364.71	60,669.06	0.00	N/A	10/01/24	--	31,212,417.65	31,151,748.59	02/01/24
11	303031011	IN	Allendale	NJ	Actual/360	4.500%	122,052.42	56,807.49	0.00	N/A	11/01/24	--	31,497,398.69	31,440,591.20	02/01/24
12	300801126	MF	Midland	TX	Actual/360	4.260%	117,236.79	52,448.09	0.00	N/A	11/01/24	--	31,959,143.50	31,906,695.41	01/01/22
13	1442293	OF	Westlake Village	CA	Actual/360	4.330%	104,166.55	64,689.21	0.00	N/A	10/01/24	--	27,937,090.23	27,872,401.02	02/01/24
14	1442581	RT	Reseda	CA	Actual/360	4.920%	113,208.50	45,044.55	0.00	N/A	10/01/26	--	26,721,124.37	26,676,079.82	02/01/24
16	300801131	MH	Various	Various	Actual/360	4.830%	99,966.04	47,198.35	0.00	N/A	12/01/24	--	24,035,112.14	23,987,913.79	02/01/24
17	300801122	LO	Calabasas	CA	Actual/360	4.480%	84,269.18	49,182.20	0.00	N/A	11/01/24	--	21,843,969.01	21,794,786.81	02/01/24
19	300801105	RT	Martinez	CA	Actual/360	4.450%	72,587.83	30,170.80	0.00	N/A	10/01/24	--	18,942,817.82	18,912,647.02	02/01/24
20	303031020	MF	Seattle	WA	Actual/360	4.590%	73,121.25	0.00	0.00	N/A	10/01/24	--	18,500,000.00	18,500,000.00	02/01/24
21	300801103	RT	Various	Various	Actual/360	4.251%	61,867.98	0.00	0.00	N/A	10/01/24	--	16,902,000.00	16,902,000.00	02/01/24
22	300801112	OF	Oklahoma City	OK	Actual/360	4.740%	58,092.22	24,623.63	0.00	N/A	11/01/24	--	14,232,474.19	14,207,850.56	02/01/24
23	303031023	MU	New York	NY	Actual/360	4.430%	51,498.75	0.00	0.00	N/A	11/01/24	--	13,500,000.00	13,500,000.00	02/01/24
25	1442582	RT	McLean	VA	Actual/360	4.878%	49,006.81	19,813.93	0.00	N/A	10/01/26	--	11,666,898.69	11,647,084.76	02/01/24
26	1442689	LO	Saint Augustine	FL	Actual/360	4.545%	38,646.79	33,943.88	0.00	N/A	10/01/24	--	9,874,619.73	9,840,675.85	02/01/24
27	300801164	LO	San Juan	PR	Actual/360	5.220%	45,964.67	29,317.70	0.00	N/A	12/01/24	--	10,225,733.64	10,196,415.94	02/01/24
28	300801124	MF	Odessa	TX	Actual/360	4.260%	41,855.70	18,724.94	0.00	N/A	11/01/24	--	11,410,003.89	11,391,278.95	03/01/22
29	300801090	OF	South Jordan	UT	Actual/360	4.257%	35,293.77	22,532.71	0.00	N/A	10/01/24	--	9,627,981.60	9,605,448.89	02/01/24
30	300801085	MH	Various	MI	Actual/360	4.491%	38,799.04	19,699.33	0.00	N/A	09/01/24	--	10,032,721.99	10,013,022.66	02/01/24
31	1442153	LO	Gilbert	AZ	Actual/360	4.550%	37,362.95	21,248.01	0.00	N/A	11/01/24	--	9,536,094.96	9,514,846.95	02/01/24
32	303031032	MF	Texas City	TX	Actual/360	4.370%	38,592.00	17,544.42	0.00	N/A	12/01/24	--	10,255,495.01	10,237,950.59	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 33

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	303031033	RT	Miami	FL	Actual/360	4.075%	25,341.06	43,277.15	0.00	N/A	10/01/24	--	7,221,676.46	7,178,399.31	02/01/24
34	300801051	MF	Upland	CA	Actual/360	4.590%	35,882.61	16,602.20	0.00	N/A	06/01/24	--	9,078,458.84	9,061,856.64	02/01/24
35	303031035	LO	Huntersville	NC	Actual/360	4.500%	28,988.48	26,038.94	0.00	N/A	09/01/24	--	7,480,898.66	7,454,859.72	03/01/21
36	303031036	RT	Boca Raton	FL	Actual/360	4.400%	32,960.59	15,863.60	0.00	N/A	12/01/24	--	8,699,275.25	8,683,411.65	02/01/24
37	300801092	MF	Hamburg	NY	Actual/360	4.900%	34,055.62	17,159.51	0.00	N/A	10/01/24	--	8,071,113.73	8,053,954.22	02/01/24
39	303031039	LO	Statesboro	GA	Actual/360	4.620%	27,358.02	23,281.89	0.00	N/A	11/01/24	--	6,876,753.49	6,853,471.60	02/01/24
40	300801095	LO	Elko	NV	Actual/360	4.982%	28,113.16	21,487.89	0.00	N/A	10/01/24	--	6,553,098.56	6,531,610.67	02/01/24
41	300801110	IN	Various	Various	Actual/360	4.892%	27,513.23	21,470.05	0.00	N/A	11/01/24	--	6,531,245.21	6,509,775.16	02/01/24
42	303031042	RT	Las Vegas	NV	Actual/360	4.720%	28,363.12	12,184.45	0.00	N/A	10/01/24	--	6,978,350.20	6,966,165.75	02/01/24
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	20,789.72	18,674.39	0.00	N/A	09/01/24	--	5,365,088.83	5,346,414.44	02/01/24
45	300801134	RT	South Gate	CA	Actual/360	4.390%	26,461.94	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	02/01/24
46	1442587	RT	Peoria	AZ	Actual/360	4.953%	23,068.38	17,661.47	0.00	N/A	11/01/24	05/01/24	5,408,657.63	5,390,996.16	02/01/24
47	303031047	OF	Clinton	MD	Actual/360	4.500%	21,848.54	12,732.73	0.00	N/A	10/01/24	--	5,638,332.47	5,625,599.74	02/01/24
48	303031048	LO	Irving	TX	Actual/360	4.550%	21,885.17	12,364.02	0.00	N/A	12/01/24	--	5,585,723.10	5,573,359.08	02/01/24
49	300801139	RT	San Antonio	TX	Actual/360	4.243%	22,064.53	9,884.93	0.00	N/A	12/01/24	09/01/24	6,038,963.69	6,029,078.76	02/01/24
50	303031050	OF	St. Helens	OR	Actual/360	4.670%	21,755.36	11,838.99	0.00	N/A	11/01/24	--	5,409,912.45	5,398,073.46	02/01/24
52	303031052	MF	Louisville	KY	Actual/360	4.420%	21,703.29	9,668.15	0.00	N/A	12/01/24	--	5,702,221.24	5,692,553.09	02/01/24
54	303031054	MU	Dallas	TX	Actual/360	4.490%	18,498.20	9,336.82	0.00	N/A	10/01/24	--	4,784,359.71	4,775,022.89	02/01/24
55	303031055	LO	Columbia	SC	Actual/360	4.500%	16,104.71	14,466.08	0.00	N/A	09/01/24	--	4,156,054.67	4,141,588.59	10/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.610%	16,655.54	7,466.84	0.00	N/A	10/01/24	--	4,195,643.88	4,188,177.04	01/01/24
60	300801109	LO	Lake Charles	LA	Actual/360	5.187%	15,823.77	11,273.15	0.00	N/A	11/01/24	--	3,542,701.83	3,531,428.68	02/01/24
61	303031061	RT	Maynardville	TN	Actual/360	4.930%	16,160.99	6,405.89	0.00	N/A	10/01/24	07/01/24	3,806,815.94	3,800,410.05	02/01/24
63	300801156	RT	Olmsted Township	OH	Actual/360	4.810%	12,225.76	9,713.44	0.00	N/A	12/01/24	--	2,951,695.25	2,941,981.81	02/01/24
64	300801133	RT	Lower Burrell	PA	Actual/360	4.650%	10,757.25	8,996.08	0.00	N/A	12/01/24	--	2,686,512.90	2,677,516.82	02/01/24
65	300801137	RT	Lawrenceville	GA	Actual/360	4.660%	10,781.54	8,987.30	0.00	N/A	12/01/24	--	2,686,801.01	2,677,813.71	02/01/24
67	300801111	RT	Boone	NC	Actual/360	4.485%	7,584.30	16,966.93	0.00	N/A	11/01/24	--	1,963,785.05	1,946,818.12	02/01/24
68	300801136	RT	Madison	AL	Actual/360	4.660%	10,383.45	8,655.47	0.00	N/A	12/01/24	--	2,587,596.95	2,578,941.48	02/01/24
69	300801138	RT	Kennesaw	GA	Actual/360	4.660%	10,269.14	8,560.18	0.00	N/A	12/01/24	--	2,559,110.76	2,550,550.58	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 33

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
70	303031070	OF	Cincinnati	OH	Actual/360	4.750%	11,509.08	5,705.28	0.00	N/A	09/01/24	--	2,813,765.89	2,808,060.61	02/01/24
71	303031071	MU	Doral	FL	Actual/360	4.970%	10,883.86	8,349.98	0.00	N/A	10/01/24	--	2,543,123.33	2,534,773.35	02/01/24
72	300801121	RT	Converse	TX	Actual/360	4.521%	10,653.67	5,681.48	0.00	N/A	11/01/24	--	2,736,563.45	2,730,881.97	02/01/24
74	300801102	RT	Various	Various	Actual/360	5.050%	9,773.10	4,668.73	0.00	N/A	10/01/24	--	2,247,408.12	2,242,739.39	02/01/24
75	303031075	RT	Monument	CO	Actual/360	4.180%	9,358.56	0.00	0.00	N/A	11/01/24	--	2,600,000.00	2,600,000.00	02/01/24
76	303031076	RT	Findlay	OH	Actual/360	4.850%	8,985.33	4,549.97	0.00	N/A	12/01/24	--	2,151,458.25	2,146,908.28	02/01/24
77	303031077	RT	Gurnee	IL	Actual/360	5.120%	9,143.12	3,373.01	0.00	N/A	10/01/24	--	2,073,792.65	2,070,419.64	02/01/24
Totals							3,708,360.08	2,065,657.30	0.00				967,639,579.70	965,573,922.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	47,367,119.29	20,109,578.82	07/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,937,660.00	3,771,182.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,876,489.54	17,446,286.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,446,257.42	3,656,113.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,265,274.00	3,540,452.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,384,546.59	351,655.26	01/01/23	06/30/23	09/11/23	25,452,088.82	1,135,001.86	161,359.45	4,578,632.16	990,196.85	0.00
10	4,254,848.36	3,703,142.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,436,131.60	0.00	--	--	07/11/23	8,953,293.97	853,551.01	136,519.26	3,381,681.76	0.00	0.00
13	4,260,460.00	3,230,800.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,377,934.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	4,967,592.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,307,272.92	1,807,970.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,015,583.84	48,964.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,893,941.39	1,497,557.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	1,206.28	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,188,736.79	910,607.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,283,429.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,720,537.43	2,459,230.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,852,491.07	5,438,954.08	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	11,417.01	0.00
28	568,362.98	0.00	--	--	11/13/23	1,420,300.73	39,486.16	55,240.26	1,351,603.20	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,825,191.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,443,074.73	1,047,448.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	19,825.00	(256,933.22)	01/01/23	09/30/23	09/11/23	0.00	0.00	54,644.13	1,913,062.02	0.00	0.00
36	1,060,966.77	698,753.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	774,398.04	562,395.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,688,348.58	0.00	--	--	--	0.00	0.00	0.00	0.00	3,351.10	0.00
40	1,047,402.35	1,012,389.06	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	706,844.52	595,450.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	1,729.03	0.00
44	859,822.00	553,476.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	956,527.14	774,024.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	594,629.00	300,889.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	424,243.32	433,666.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	234,921.00	75,483.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	(123,884.47)	01/01/23	09/30/23	07/12/23	1,065,316.40	14,690.34	26,280.20	1,199,899.62	0.00	0.00
59	535,260.00	523,016.00	10/01/22	09/30/23	--	0.00	0.00	23,815.29	23,815.29	0.00	0.00
60	0.00	(56,482.00)	01/01/23	06/30/23	01/14/24	348,259.45	35,428.29	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	543,528.87	438,770.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	291,892.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	420,175.45	297,659.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	367,155.00	275,366.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	316,035.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	355,244.92	265,535.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	217,628.19	233,171.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	480,130.00	363,237.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	314,400.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	445,389.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	249,751.98	188,458.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	134,577,454.69	76,174,385.58				37,239,259.37	2,078,157.66	457,858.60	12,448,694.05	1,007,900.27	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 33

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 33

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	5	97,436,196.02	0	0.00	5	58,425,851.35	0	0.00	0	0.00	0	0.00	4.450722%	4.403437%	9
01/18/24	0	0.00	0	0.00	5	97,643,103.16	0	0.00	5	58,548,802.55	0	0.00	0	0.00	0	0.00	4.450503%	4.403217%	10
12/15/23	0	0.00	0	0.00	5	97,849,227.03	0	0.00	5	58,671,287.13	0	0.00	0	0.00	0	0.00	4.450285%	4.404083%	11
11/17/23	0	0.00	0	0.00	5	98,066,481.88	0	0.00	5	58,800,408.11	0	0.00	0	0.00	0	0.00	4.450057%	4.403855%	12
10/17/23	0	0.00	0	0.00	5	98,271,003.24	0	0.00	4	51,362,589.72	0	0.00	0	0.00	0	0.00	4.449842%	4.403640%	13
09/15/23	0	0.00	0	0.00	5	98,486,712.96	0	0.00	4	51,464,210.15	0	0.00	0	0.00	0	0.00	4.449617%	4.403415%	14
08/17/23	0	0.00	0	0.00	5	98,689,643.76	0	0.00	4	51,559,259.76	0	0.00	0	0.00	0	0.00	4.449405%	4.403202%	15
07/17/23	0	0.00	1	3,610,308.35	5	98,891,806.35	0	0.00	4	51,653,950.33	0	0.00	0	0.00	0	0.00	4.449194%	4.402991%	16
06/16/23	1	3,621,750.25	0	0.00	5	99,105,241.74	0	0.00	4	51,754,505.79	0	0.00	0	0.00	0	0.00	4.448974%	4.402770%	17
05/17/23	0	0.00	0	0.00	5	99,305,831.30	0	0.00	4	51,848,459.11	0	0.00	0	0.00	0	0.00	4.448765%	4.402561%	18
04/17/23	1	3,643,967.63	0	0.00	5	99,517,749.99	0	0.00	4	51,948,303.74	0	0.00	0	0.00	0	0.00	4.448547%	4.402343%	19
03/17/23	0	0.00	0	0.00	5	99,716,778.21	0	0.00	2	7,954,493.52	0	0.00	0	0.00	0	0.00	4.448342%	4.402137%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 33

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	300801161	04/01/22	21	6	161,359.45	4,578,632.16	1,674,120.47	44,611,824.18	09/29/21	98
12	300801126	01/01/22	24	6	136,519.26	3,381,681.76	0.00	33,213,994.12	01/04/22	7			04/04/23
28	300801124	03/01/22	22	6	55,240.26	1,351,603.20	0.00	11,819,579.68	01/13/22	7			04/04/23
35	303031035	03/01/21	34	6	54,644.13	1,913,062.02	739,737.34	8,325,554.77	05/04/21	7			09/01/23
55	303031055	10/01/20	39	6	26,280.20	1,199,899.62	1,278,087.27	4,690,104.90	12/18/20	7			11/07/22
59	303031059	01/01/24	0	B	23,815.29	23,815.29	0.00	4,195,643.88	01/03/24	13
Totals					457,858.60	12,448,694.05	3,691,945.08	106,856,701.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 33

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		176,063,627	176,063,627	0		0
7 - 12 Months		751,187,131	650,219,506	42,541,773		58,425,851
13 - 24 Months		0	0	0		0
25 - 36 Months		38,323,165	38,323,165	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	965,573,922	864,606,298	0	0	42,541,773	58,425,851
Jan-24	967,639,580	866,453,775	0	0	42,637,002	58,548,803
Dec-23	969,697,306	868,294,155	0	0	42,731,865	58,671,287
Nov-23	971,876,967	870,244,876	0	0	42,831,683	58,800,408
Oct-23	973,918,423	872,070,690	0	0	50,485,144	51,362,590
Sep-23	976,082,397	874,007,367	0	0	50,610,820	51,464,210
Aug-23	978,107,707	875,818,726	0	0	50,729,721	51,559,260
Jul-23	980,125,242	877,623,127	0	0	50,848,164	51,653,950
Jun-23	982,266,154	879,539,162	0	0	50,972,486	51,754,506
May-23	984,267,724	881,329,271	0	0	51,089,994	51,848,459
Apr-23	986,393,243	883,231,526	0	0	51,213,414	51,948,304
Mar-23	988,378,970	885,007,452	0	0	95,417,025	7,954,494
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 33

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	300801161	42,541,773.35	44,611,824.18	25,650,000.00	07/24/23	161,344.26	0.05160	06/30/23	12/01/24	249
12	300801126	31,906,695.41	33,213,994.12	30,040,000.00	11/16/23	1,328,731.60	0.65250	12/31/22	11/01/24	249
28	300801124	11,391,278.95	11,819,579.68	12,390,000.00	09/12/23	520,362.98	0.71570	12/31/22	11/01/24	249
35	303031035	7,454,859.72	8,325,554.77	13,300,000.00	07/17/23	(343,073.72)	(0.69270)	09/30/23	09/01/24	186
54	303031054	4,775,022.89	4,775,022.89	7,400,000.00	07/25/14	42,849.00	0.25650	06/30/23	10/01/24	249
55	303031055	4,141,588.59	4,690,104.90	6,400,000.00	10/20/23	(123,884.47)	(0.45020)	09/30/23	09/01/24	186
59	303031059	4,188,177.04	4,195,643.88	7,200,000.00	05/16/14	513,479.00	1.77380	09/30/23	10/01/24	249
60	300801109	3,531,428.68	3,531,428.68	2,900,000.00	09/21/23	(56,482.00)	(0.34740)	06/30/23	11/01/24	188
Totals		109,930,824.63	115,163,153.10	105,280,000.00		2,043,326.65

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 33

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	300801161	RT	Various	09/29/21	98

Loan transferred to special servicing in September 2021 for imminent non-monetary default and went into payment default beginning with the October 2021 payment. Upon transfer, the borrower indicated its willingness to transition the properties to the lend er. Agreed orders appointing Friedman Properties as receiver were entered on 1/26/2022 (IL) and 2/17/2022 (TX). Soil settling on the Yards has caused structural damage to the property and borrower incurred unpermitted debt, both which triggered recourse t o the guarantors. Special Servicer received Lender's approval and filed suit against the guarantors. Listing agreements regarding a receiver sale has been finalized for both assets while litigation against the guarantors remains ongoing. Marketing and sale process are underway regarding the Yards property. The listing agreement related to Willowbrook property has been terminated. Lender has also filed a lawsuit against against the insurance company, who

	did not timely answer to mortgagees insurance claims regarding earth movement.

12	300801126	MF	TX	01/04/22	7

358-unit multi-family project located in Odessa, TX. The property is currently 79.33% occupied. The Property become REO in April 2023 via judicial foreclosure. Asset management will continue to increase occupancy and rents to market.

	Expected disposition by Q1 2025.

28	300801124	MF	TX	01/13/22	7

160-unit multi-family complex located in Midland, TX. The Property become REO in April 2023 via judicial foreclosure. The property is currently 93.15% occupied as of Q4 2023. Asset Management will continue to increase rents to market with an

	expected sale by Q4 2024.

35	303031035	LO	NC	05/04/21	7

The foreclosure sale occurred on 6/30/23 and the Lender took title on 9/1/23.A franchise agreement with Marriott has been executed maintaining the Courtyard brand and an experienced 3rd party management company has been retained to

	stabilize operations an d drive top-line growth at the hotel.

54	303031054	MU	TX	09/09/20	9

The loan transferred on 9/9/2020 at Borrower's request due to COVID-related performance issues. The loan was assumed and will be returned to the Master Servicer as a Corrected Mortgage Loan once all conditions of the property management

	change have been completed and a 2024 Budget is approved.

55	303031055	LO	SC	12/18/20	7

Loan transferred to special servicing due to payment default as a result of COVID-19. A receiver was appointed on 4/28/2022 and a foreclosure occurred in 12/2022. REO plan is to stabilize and sell by Q2 2024.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 33

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
59	303031059	RT	PA	01/03/24	13
The Loan transferred to special servicing on 1/3/2024 due to immanent monetary default. Special Servicer is currently evaluating the loan and collateral.

60	300801109	LO	LA	10/04/19	7

Loan transferred to Special Servicing due to Payment Default. A keeper was appointed to the property and a foreclosure sale occurred in October 2021. The property sustained damage as a result of Hurricane Laura and Hurricane Delta and next steps are being evaluated. Issues with payment of insurance proceeds are being reviewed, and a settlement with the insurance company is expected. Insurance settlement has been finalized as SS expects to sell the asset by 06/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 33

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 33

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	550,562.90	6,131,710.44	45.42%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	228,986.20	3,129,693.75	42.87%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	153,165.22	1,365,037.01	25.63%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,841,737.27	38,350,000.00	20,966,807.51	2,684,225.76	20,966,807.51	18,282,581.75	11,559,155.52	0.00	932,714.32	10,626,441.20

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 29 of 33

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	0.00	(43,482.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(44,759.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(43,155.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(44,422.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(42,830.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(44,088.15)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(43,919.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(42,344.69)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(43,588.56)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(42,586.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(43,837.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(45,127.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(44,951.63)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(44,785.01)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(44,618.91)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(44,283.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(45,584.35)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(45,409.95)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(43,782.24)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(45,068.59)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(43,453.15)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(44,729.88)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 30 of 33

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	03/17/23	0.00	0.00	6,131,710.44	0.00	0.00	(550,562.90)	0.00	0.00	6,131,710.44
		01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00
43	303031043	03/17/23	0.00	0.00	3,129,693.75	0.00	0.00	(228,986.20)	0.00	0.00	3,129,693.75
		03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00
57	303031057	05/17/23	0.00	0.00	1,365,037.01	0.00	0.00	(153,165.22)	0.00	0.00	1,365,037.01
		10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00
Current Period Totals			0.00	(43,482.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,247,774.93)	10,626,441.20	0.00	0.00	10,626,441.20	0.00	0.00	10,626,441.20

© 2021 Computershare. All rights reserved. Confidential.											Page 31 of 33

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	9,178.80	0.00	0.00	98,188.50	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,880.09	0.00	0.00	32,766.57	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,456.32	0.00	0.00	5,197.91	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	586.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,610.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,029.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	894.71	0.00	0.00	4,077.65	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	844.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	762.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,657.98	0.00	586.11	140,230.63	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		164,474.72

© 2021 Computershare. All rights reserved. Confidential.												Page 32 of 33

Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 33 of 33